INCOME TAXES - Schedule of Principal Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued expenses	$ 13,772	$ 13,451
Net operating losses	7,214,260	9,491,051
Unrealized internal profit	776,260	1,125,023
Allowances for doubtful accounts	1,209,220	1,281,259
Impairment loss of assets	126,337	122,764
Others	133,409	157,101
Total gross deferred tax assets	9,473,258	12,190,649
Valuation allowance on deferred tax assets	(8,696,997)	(11,006,328)
Net deferred tax assets	$ 776,261	$ 1,184,321